Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Capitalized Costs for Oil and Gas Producing Activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Net capitalized costs	$ 936,245,241	$ 832,844,700	$ 795,594,996
Proved Properties
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Net capitalized costs	3,182,017,349	2,992,418,072	2,866,888,317
Construction in progress
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Net capitalized costs	101,026,986	87,417,444	78,758,180
Accumulated depreciation and amortization
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Net capitalized costs	$ (2,346,799,094)	$ (2,246,990,816)	$ (2,150,051,501)